Related Party Balances and Transactions - Short-term borrowing and interest payable (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Related party | Huang River Investment Limited
Related Party Balances and Transactions
Short-term borrowing and interest payable	¥ 216,465	¥ 3,918